Condensed consolidating financial information (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Mar. 31, 2012 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Guarantor Subsidiaries USD ($)	Dec. 31, 2010 Guarantor Subsidiaries USD ($)	Mar. 31, 2012 Curtis Palmer USD ($)	Dec. 31, 2011 Curtis Palmer USD ($)	Mar. 31, 2012 Atlantic Power USD ($)	Dec. 31, 2011 Atlantic Power USD ($)	Dec. 31, 2010 Atlantic Power USD ($)	Mar. 31, 2012 Eliminations USD ($)	Dec. 31, 2011 Eliminations USD ($)
Current Assets:
Cash and cash equivalents	$ 106,609	$ 60,651	$ 28,258	$ 45,497		$ 49,850	$ 37,327	$ 100,827	$ 58,370	$ 32,987	$ (78)	$ (15)	$ 5,860	$ 2,296	$ 12,510
Restricted cash	27,761	21,412		15,744				27,761	21,412
Accounts receivable	59,501	79,008		19,362				89,392	93,855		17,477	13,637	2,996	12,088		(50,364)	(40,572)
Prepayments, supplies, and other	41,861	26,243						39,555	24,436		1,167	1,225	1,139	582
Other current assets	12,911							4,055					8,856
Total current assets	248,643	200,767		122,322				261,590	204,604		18,566	14,847	18,851	21,888		(50,364)	(40,572)
Property, plant, and equipment, net	1,549,626	1,388,254	284,018	271,830				1,375,605	1,213,080		175,087	176,017				(1,066)	(843)
Transmission system rights	178,319	180,282		188,134				178,319	180,282
Equity investments in unconsolidated affiliates	477,098	474,351		294,805				5,053,320	5,109,196				865,104	870,279		(5,441,326)	(5,505,124)
Other intangible assets, net	597,633	584,274		88,462				582,491	415,454		166,067	168,820				(150,925)
Goodwill	343,586	343,586		12,453		8,918		285,358	285,358		58,228	58,228
Other assets	80,805							483,401					438,639			(841,235)
Total assets	3,475,710	3,248,427	1,007,801	1,013,012		869,576		8,220,084	7,886,574		417,948	417,912	1,322,594	1,331,715		(6,484,916)	(6,387,774)
Current Liabilities:
Accounts payable and accrued liabilities	93,004	80,298						99,992	97,129		4,704	7,241	38,672	16,500		(50,364)	(40,572)
Revolving credit facility	72,800	58,000						22,800	8,000				50,000	50,000
Current portion of long-term debt	246,520	20,958		21,587				246,520	20,958
Other current liabilities	64,776							51,308					13,468
Total current liabilities	477,100	192,454		61,363				420,620	146,880		4,704	7,241	102,140	78,905		(50,364)	(40,572)
Long-term debt	1,364,685	1,404,900		244,299				714,685	754,900		190,000	190,000	460,000	460,000
Convertible debentures	193,269	189,563		220,616	219,425	146,250							193,269	189,563
Other non-current, liabilities	382,119	129,634						1,214,271	961,899		8,135	8,072	948	898		(841,235)	(841,235)
Equity
Preferred shares issued by a subsidiary company	221,304	221,304						221,304	221,304
Common shares	1,217,893	1,217,265		626,108				5,094,502	5,156,644		208,991	208,991	1,217,893	1,217,265		(5,303,493)	(5,365,635)
Accumulated other comprehensive income (loss)	12,216	(5,193)		255		(859)		12,216	(5,193)
Retained deficit	(395,743)	(320,622)		(196,494)				539,619	431,018		6,118	3,608	(651,656)	(614,916)		(289,824)	(140,332)
Total Atlantic Power Corporation shareholders' equity	1,055,670	1,112,754		429,869				5,867,641	5,803,773		215,109	212,599	566,237	602,349		(5,593,317)	(5,505,967)
Noncontrolling interest	2,867	3,027		3,507				2,867	3,027
Total equity	1,058,537	1,115,781		433,376		414,117	151,626	5,870,508	5,806,800		215,109	212,599	566,237	602,349		(5,593,317)	(5,505,967)
Total liabilities and equity	$ 3,475,710	$ 3,248,427		$ 1,013,012				$ 8,220,084	$ 7,886,574		$ 417,948	$ 417,912	$ 1,322,594	$ 1,331,715		$ (6,484,916)	$ (6,387,774)